BALANCE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2019
Revenue From Contracts With Customers1 [Abstract]
BALANCE FROM CONTRACTS WITH CUSTOMERS
BALANCE FROM CONTRACTS WITH CUSTOMERS
Net contract assets (liabilities) consist of the following:

	2019	2018
		Restated
Contract assets	$523.5	$439.7
Contract liabilities - current	(670.2)	(679.5)
Contract liabilities - non-current	(102.5)	(56.2)
Net contract liabilities	$(249.2)	$(296.0)

For the year ended March 31, 2019, the Company recognized revenue of $599.4 million that was included in the contract liability balance at the beginning of the year.
For the year ended March 31, 2019, the Company recognized revenue of $22.4 million from performance obligations satisfied in previous periods. This primarily relates to estimate at completion (EAC) adjustments that impacted revenue and measures of completion.
Remaining performance obligations
As of March 31, 2019, the amount of the revenues expected to be realized in future periods from performance obligations that are unsatisfied, or partially unsatisfied, was $5,413.7 million. The Company expects to recognize approximately 37% of these remaining performance obligations as revenue by March 31, 2020, an additional 19% by March 31, 2021 and the balance thereafter.